Expense Example {- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Retail PRO-06 - Fidelity® Conservative Income Bond Fund - Fidelity Conservative Income Bond Fund-Retail Class
Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 36
3 years	122
5 years	218
10 years	$ 499